Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - Banco De Galicia Y Buenos Aires S.A.U. [member] - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restricted assets [line items]
For transactions in ROFEX	$ 1,309,372	$ 583,034
For repurchase transactions		899,352
For debit / credit cards transactions	2,264,694	3,309,804
For attachments	9,410	325
Liquid offsetting entry required to operate as CNV agent	10,754	31,397
For contribution to M.A.E.' s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	89,850	400,287
Collateral of the Inter-American Development Bank's credit line		130,861
Guarantees for the Regional Economies Competitiveness Program (PROCER, as per its initials in Spanish)	326,814	254,846
For other transactions	$ 14,921	$ 18,388